Contingent liabilities, commitments and guarantees - Narrative (Details) £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£) classAction	Dec. 31, 2023 GBP (£)
Disclosure of contingent liabilities [line items]
Contingent liabilities	£ 2,605	£ 2,849
Commitments	148,619	143,319
Capital commitments	£ 640	1,240
Number of class actions | classAction	2
Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Increase in current tax liability	£ 975
Decrease in deferred tax asset	275
Maximum exposure
Disclosure of contingent liabilities [line items]
Irrevocable Commitments	£ 79,518	£ 75,080